INSURANCE CONTRACTS (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Realization of contract service margin	R$ 22,304,102	R$ 24,695,113
Issued Insurance Contracts [Member]
IfrsStatementLineItems [Line Items]
Realization of contract service margin	22,304,102	24,695,113
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Realization of contract service margin	3,096,388	2,450,329
Not later than one year [member] | Issued Insurance Contracts [Member]
IfrsStatementLineItems [Line Items]
Realization of contract service margin	3,096,388	2,450,329
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Realization of contract service margin	2,627,326	2,180,759
Later than one year and not later than two years [member] | Issued Insurance Contracts [Member]
IfrsStatementLineItems [Line Items]
Realization of contract service margin	2,627,326	2,180,759
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Realization of contract service margin	2,196,746	1,840,336
Later than two years and not later than three years [member] | Issued Insurance Contracts [Member]
IfrsStatementLineItems [Line Items]
Realization of contract service margin	2,196,746	1,840,336
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Realization of contract service margin	1,874,844	1,603,463
Later than three years and not later than four years [member] | Issued Insurance Contracts [Member]
IfrsStatementLineItems [Line Items]
Realization of contract service margin	1,874,844	1,603,463
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Realization of contract service margin	1,905,095	1,410,985
Later than four years and not later than five years [member] | Issued Insurance Contracts [Member]
IfrsStatementLineItems [Line Items]
Realization of contract service margin	1,905,095	1,410,985
Later than five years [member]
IfrsStatementLineItems [Line Items]
Realization of contract service margin	10,603,703	15,209,241
Later than five years [member] | Issued Insurance Contracts [Member]
IfrsStatementLineItems [Line Items]
Realization of contract service margin	R$ 10,603,703	R$ 15,209,241